Interim Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Schwab [member]	Issued capital [member] Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Treasury shares [member] Common shares [member]	Treasury shares [member] Preferred shares and other equity instruments [member]	Contributed Surplus [Member]	Retained earnings [member]	Retained earnings [member] Common shares [member]	Retained earnings [member] Preferred shares and other equity instruments [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Schwab [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Financial Assets At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Equity attributable to owners of parent [member]
Balance at beginning of period at Oct. 31, 2020			$ 22,487	$ 5,650	$ (37)	$ (4)	$ 121	$ 53,845					$ (37)	$ 9,357	$ 3,826	$ 543	$ (252)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			46				4
Shares issued as a result of dividend reinvestment plan			112
Purchase of shares for cancellation and other
Purchase of shares					(3,145)
Purchase of shares and other equity instruments						(34)
Sale of shares and other equity instruments						34
Sale of shares					3,011
Net premium (discount) on sale of treasury instruments							(8)
Other							4
Net income attributable to equity instrument holders								3,277
Preferred dividends and distributions on other equity instruments									$ (1,433)	$ (65)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 12)
Actuarial gain/(loss) on employee benefit plans	$ 408							408
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income
Other comprehensive income (loss)	203															202
Allowance for credit losses	1															1
Other comprehensive income (loss)																	98
Reclassification of loss/(gain) to retained earnings
Other comprehensive income (loss)	17												17
Other comprehensive income (loss)	(2,286)													(2,286)
Other comprehensive income (loss)	(261)														(261)
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ (56)										$ (56)
Balance at end of period at Jan. 31, 2021			22,645	5,650	(171)	(4)	121	56,032			$ 11,152		(20)	7,071	3,565	746	(154)	$ 95,425
Balance at beginning of period at Oct. 31, 2021	99,818		23,066	5,700	(152)	(10)	173	63,944					14	5,230	1,930	510	181
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised			76				3
Shares issued as a result of dividend reinvestment plan			122
Purchase of shares for cancellation and other			(94)
Purchase of shares					(2,936)
Purchase of shares and other equity instruments						(29)
Sale of shares and other equity instruments						33
Sale of shares					2,900
Net premium (discount) on sale of treasury instruments							8
Other							(36)
Net income attributable to equity instrument holders								3,733
Preferred dividends and distributions on other equity instruments									$ (1,622)	$ (43)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 12)								(670)
Actuarial gain/(loss) on employee benefit plans	278							278
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income								1
Other comprehensive income (loss)	(205)															(203)
Allowance for credit losses	(2)															(2)
Other comprehensive income (loss)																	65
Reclassification of loss/(gain) to retained earnings																	(1)
Other comprehensive income (loss)	(12)												(12)
Other comprehensive income (loss)	1,591													1,591
Other comprehensive income (loss)	(606)														(606)
Share of accumulated other comprehensive income (loss) from investment in Schwab		$ (397)										$ (1,165)
Balance at end of period at Jan. 31, 2022	$ 101,977		$ 23,170	$ 5,700	$ (188)	$ (6)	$ 148	$ 65,621			$ 7,532		$ 2	$ 6,821	$ 1,324	$ 305	$ 245	$ 101,977